RESEARCH AND DEVELOPMENT EXPENSES - Schedule of major classes of research and development expenses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Research And Development [Line Items]
Total research and development expenses	$ 1,287,621	$ 2,129,672
Manufacturing costs
Schedule Of Research And Development [Line Items]
Total research and development expenses	283,830	721,413
Pre-clinical costs
Schedule Of Research And Development [Line Items]
Total research and development expenses	704,744	1,403,436
Clinical trial costs
Schedule Of Research And Development [Line Items]
Total research and development expenses	$ 299,047	$ 4,823